Offsetting of financial liabilities (Details 2) - CHF (SFr) SFr in Millions	Dec. 31, 2023	Dec. 31, 2022
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	SFr 45,000	SFr 88,300
Offsetting	(40,000)	(81,800)
of which counterparty netting	(32,100)	(68,300)
of which cash collateral netting	(7,900)	(13,500)
Total net derivatives subject to enforceable master netting agreements	5,000	6,500
Total derivatives not subject to enforceable master netting agreements	1,200	2,600
Total net derivatives presented in the consolidated balance sheets	6,200	9,100
Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Securities sold under repurchase agreements, gross	3,800	27,800
Securities sold under repurchase agreements, offsetting	(2,900)	(10,700)
Securities sold under repurchase agreements, net	900	17,100
Securities lending transactions, gross	100	900
Securities lending transactions, offsetting	0	0
Securities lending transactions, net	100	900
Obligation to return securities received as collateral, at fair value, gross	2,200	2,900
Obligation to return securities received as collateral, at fair value, offsetting	0	0
Obligation to return securities received as collateral, at fair value, net	2,200	2,900
Total subject to enforceable master netting agreements, gross	6,100	31,600
Total subject to enforceable master netting agreements, offsetting	(2,900)	(10,700)
Total subject to enforceable master netting agreements, net	3,200	20,900
Total not subject to enforceable master netting agreements	0	2,500
Total, gross	6,100	34,100
Total, net	3,200	23,400
of which reported at fair value	356	14,133
Amounts not offset in the consolidated balance sheets
Derivatives, net	5,000	6,500
Derivatives, financial instruments	900	1,200
Derivatives, cash collateral received/pledged	0	0
Derivatives, net exposure	4,100	5,300
Securities sold under repurchase agreements, net	900	17,100
Securities sold under repurchase agreements, financial instruments	800	17,100
Securities sold under repurchase agreements, cash collateral received/pledged	0	0
Securities sold under repurchase agreements, net exposure	100	0
Securities lending transactions, net	100	900
Securities lending transactions, financial instruments	100	800
Securities lending transactions, cash collateral received/pledged	0	0
Securities lending transactions, net exposure	0	100
Obligation to return securities received as collateral, at fair value, net	2,200	2,900
Obligation to return securities received as collateral, financial instruments	2,100	2,700
Obligation to return securities received as collateral, cash collateral received/pledged	0	0
Obligation to return securities received as collateral, at fair value, net exposure	100	200
Total financial liabilities subject to enforceable master netting agreements, net	8,200	27,400
Total financial liabilities subject to enforceable master netting agreements, financial instruments	3,900	21,800
Total financial liabilities subject to enforceable master netting agreements, cash collateral received/pledged	0	0
Total financial liabilities subject to enforceable master netting agreements, net exposure	4,300	5,600
Trading liabilities
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	SFr 5,800	SFr 8,900
Derivative Liability, Statement of Financial Position [Extensible Enumeration]	Trading Liabilities	Trading Liabilities
Other liabilities
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	SFr 400	SFr 200
Derivative Liability, Statement of Financial Position [Extensible Enumeration]	Other Liabilities	Other Liabilities
Securities sold under repurchase agreements and securities
Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Total subject to enforceable master netting agreements, offsetting	SFr (2,900)	SFr (10,700)
Total, gross	3,900	31,100
Total, net	1,000	20,400
Obligation to return securities received as collateral
Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Total subject to enforceable master netting agreements, offsetting	0	0
Total, gross	2,200	3,000
Total, net	2,200	3,000
OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	2,300	10,800
Offsetting	(2,300)	(10,700)
Total net derivatives subject to enforceable master netting agreements	0	100
Amounts not offset in the consolidated balance sheets
Derivatives, net	0	100
OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	37,600	59,100
Offsetting	(32,700)	(52,900)
Total net derivatives subject to enforceable master netting agreements	4,900	6,200
Amounts not offset in the consolidated balance sheets
Derivatives, net	4,900	6,200
Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	5,100	18,400
Offsetting	(5,000)	(18,200)
Total net derivatives subject to enforceable master netting agreements	100	200
Amounts not offset in the consolidated balance sheets
Derivatives, net	100	200
Interest rate derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	17,400	33,300
Interest rate derivatives | OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	2,100	9,800
Interest rate derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	15,300	23,500
Foreign exchange derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	17,700	25,900
Foreign exchange derivatives | OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	100	300
Foreign exchange derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	17,600	25,500
Foreign exchange derivatives | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	0	100
Equity/index-related derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	8,300	25,400
Equity/index-related derivatives | OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	100	0
Equity/index-related derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	3,100	7,100
Equity/index-related derivatives | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	5,100	18,300
Credit derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	1,400	3,200
Credit derivatives | OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	0	600
Credit derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	1,400	2,600
Other products
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	200	500
Other products | OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	0	100
Other products | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	200	400
Other products | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	SFr 0	SFr 0